TAXES BASED ON INCOME - Schedule of Components of the Temporary Differences (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 18.4	$ 19.9
Net operating losses	166.4	185.9
Tax credit carryforwards	69.0	14.0
Stock-based compensation	12.4	18.0
Pension and other postretirement benefits	81.3	140.9
Inventory reserves	6.7	6.5
Unrealized foreign currency losses	0.0	14.9
Other assets	11.8	17.3
Valuation allowance	(71.8)	(63.4)
Total deferred tax assets	294.2	354.0
Depreciation and amortization	(38.7)	(95.3)
Repatriation accrual	(21.3)	(27.7)
Foreign operating loss recapture	(56.5)	(65.9)
Other liabilities	(9.5)	(8.8)
Total deferred tax liabilities	(126.0)	(197.7)
Total net deferred tax assets	$ 168.2	$ 156.3